SECURITIES ACT OF 1933 FILE NO. 33-56094
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-7428

                               ING RUSSIA FUND AND
                           ING EMERGING COUNTRIES FUND

                       SUPPLEMENT DATED DECEMBER 10, 2002
                          TO THE CLASSES A, B, C, AND M
          INTERNATIONAL EQUITY FUNDS AND GLOBAL EQUITY FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

This Supplement updates the " Management of the Funds" section of the Prospectus on page34.

     On December 5, 2002, shareholders approved the engagement of ING Investment Management Advisors B.V. ("IIMA"), as Sub-Adviser to provide the day-to-day management of the ING Russia Fund and ING Emerging Countries Fund (the "Funds"). ING Investments, LLC ("ING") will continue to serve as the Funds' investment adviser. As the Funds' investment adviser, ING will be responsible for monitoring the investment program and performance of IIMA. IIMA is a Netherlands corporation that has its principal offices at PR. Beatrixlaan 15 The Hague, The Hague, the Netherlands, 2595AK. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA operates under the collective management of ING Investment Management which had assets under management of $12.7 million as of August 31, 2002.

     IIMA has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING or the Board of Trustees of the Funds. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.

     Jan Wim Derks, Eric Anderson, and Bratin Sanyal, who are currently members of the portfolio management team that has been managing the ING Emerging Countries Fund for ING, will join the team that will manage the ING Emerging Countries Fund for IIMA. The IIMA team responsible for managing the ING Emerging Countries Fund will also include Frits Moolhuizen and Michiel Bootsma, whose biographies are provided below.

     Jan Wim Derks and Samuel Oubadia, who are currently members of the portfolio management team that has been managing the ING Russia Fund, will join the team that will manage the ING Russia Fund for IIMA. The IIMA team responsible for managing the ING Russia Fund will also include Frits Moolhuizen and Michiel Bootsma, whose biographies are provided below.

     FRITS MOOLHUIZEN is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch equities. In 1997, he was promoted to General Manager of the Equity investment department. Mr. Moolhuizen is responsible for the third-party equity investments of IIMA.

     MICHIEL BOOTSMA is Investment Manager, Emerging Market Equities and co-manages international portfolios in the EMEA universe (Eastern Europe, Middle East and Africa). In this function he combines portfolio construction and stock selection. Mr. Bootsma joined the Emerging Markets team in 2000. He joined IIMA in 1997 in the Regional Management Europe department, where he served as portfolio manager.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                        SECURITIES ACT OF 1933 FILE NO. 33-56094
                                INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-7428

                           ING EMERGING COUNTRIES FUND

                       SUPPLEMENT DATED DECEMBER 10, 2002
                                 TO THE CLASS Q
          INTERNATIONAL EQUITY FUNDS AND GLOBAL EQUITY FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

This Supplement updates the " Management of the Funds" section of the Prospectus on page 22.

     On December 5, 2002, shareholders approved the engagement of ING Investment Management Advisors B.V. ("IIMA"), as Sub-Adviser to provide the day-to-day management of the ING Emerging Countries Fund (the "Fund"). ING Investments, LLC ("ING") will continue to serve as the Funds' investment adviser. As the Funds' investment adviser, ING will be responsible for monitoring the investment program and performance of IIMA. IIMA is a Netherlands corporation that has its principal offices at PR. Beatrixlaan 15 The Hague, The Hague, the Netherlands, 2595AK. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA operates under the collective management of ING Investment Management which had assets under management of $12.7 million as of August 31, 2002.

     IIMA has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING or the Board of Trustees of the Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.

     Jan Wim Derks, Eric Anderson, and Bratin Sanyal, who are currently members of the portfolio management team that has been managing the ING Emerging Countries Fund for ING, will join the team that will manage the ING Emerging Countries Fund for IIMA. The IIMA team responsible for managing the ING Emerging Countries Fund will also include Frits Moolhuizen and Michiel Bootsma, whose biographies are provided below.

     FRITS MOOLHUIZEN is Head of Equity Investments for IIMA and joined IIMA in 1996 as Director, Dutch equities. In 1997, he was promoted to General Manager of the Equity investment department. Mr. Moolhuizen is responsible for the third-party equity investments of IIMA.

     MICHIEL BOOTSMA is Investment Manager, Emerging Market Equities and co-manages international portfolios in the EMEA universe (Eastern Europe, Middle East and Africa). In this function he combines portfolio construction and stock selection. Mr. Bootsma joined the Emerging Markets team in 2000. He joined IIMA in 1997 in the Regional Management Europe department, where he served as portfolio manager.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE